Taxes (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Current income tax	$ 662,704	$ 86,506	$ 95,923
Deferred income tax	172,740	100,109	(208,051)
Total provision (benefit) for income tax expenses	$ 835,444	$ 186,615	$ (112,128)